Quarterly Holdings Report
for

Fidelity® Emerging Markets Index Fund

July 31, 2020

EMX-QTLY-0920
1.929352.108

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
		Shares	Value
Argentina - 0.0%
Telecom Argentina SA Class B sponsored ADR		43,368	$378,169
YPF SA Class D sponsored ADR		87,392	544,452

TOTAL ARGENTINA			922,621

Bailiwick of Jersey - 0.1%
Polymetal International PLC		115,960	2,900,719
Bermuda - 0.8%
Alibaba Health Information Technology Ltd. (a)		1,784,000	4,925,951
Alibaba Pictures Group Ltd. (a)		5,880,000	819,375
Beijing Enterprises Water Group Ltd.		2,460,000	1,044,269
Brilliance China Automotive Holdings Ltd.		1,488,000	1,522,501
China Gas Holdings Ltd.		1,285,000	3,863,141
China Resource Gas Group Ltd.		438,000	2,158,833
Cosco Shipping Ports Ltd.		874,801	456,008
Credicorp Ltd.		3,624	461,516
Credicorp Ltd. (United States)		29,673	3,773,515
GOME Electrical Appliances Holdings Ltd. (a)(b)		4,765,802	688,709
Haier Electronics Group Co. Ltd.		622,000	2,724,700
Kunlun Energy Co. Ltd.		1,918,000	1,603,633
Luye Pharma Group Ltd. (c)		879,500	554,915
Nine Dragons Paper (Holdings) Ltd.		810,000	847,593
Shenzhen International Holdings Ltd.		567,674	925,822

TOTAL BERMUDA			26,370,481

Brazil - 3.9%
Ambev SA		2,324,600	6,194,121
Atacadao Distribuicao Comercio e Industria Ltda		195,600	841,411
B2W Companhia Global do Varejo (a)		103,087	2,357,946
B2W Companhia Global do Varejo rights 8/25/20 (a)		6,833	9,169
Banco Bradesco SA		652,731	2,593,882
Banco do Brasil SA		423,400	2,725,512
Banco Santander SA (Brasil) unit		203,000	1,163,158
BB Seguridade Participacoes SA		344,600	1,838,422
BM&F BOVESPA SA		1,014,114	12,332,939
BR Malls Participacoes SA		386,195	732,923
Brasil Foods SA (a)		280,000	1,111,079
BTG Pactual Participations Ltd. unit		112,700	1,867,045
CCR SA		596,400	1,710,353
Centrais Eletricas Brasileiras SA (Electrobras)		166,865	1,181,623
Cielo SA		600,614	618,282
Companhia Brasileira de Distribuicao Grupo Pao de Acucar		79,200	1,077,954
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		168,400	1,964,352
Companhia Siderurgica Nacional SA (CSN)		341,500	801,943
Cosan SA Industria e Comercio		77,800	1,348,232
CPFL Energia SA		113,500	683,191
Drogasil SA		105,800	2,516,947
Energisa SA unit		90,000	847,974
ENGIE Brasil Energia SA		100,650	890,821
Equatorial Energia SA		447,600	2,190,572
Hapvida Participacoes e Investimentos SA (c)		109,700	1,369,844
Hypermarcas SA		186,600	1,292,040
IRB Brasil Resseguros SA		345,200	527,407
IRB Brasil Resseguros SA rights 8/12/20 (a)		124,060	23,782
Itausa-Investimentos Itau SA		5,812	13,537
JBS SA		537,500	2,219,427
Klabin SA unit		341,200	1,351,313
Kroton Educacional SA		876,674	1,391,506
Localiza Rent A Car SA		298,849	2,917,137
Lojas Renner SA		391,559	3,087,255
Magazine Luiza SA		360,131	5,571,915
Multiplan Empreendimentos Imobiliarios SA		138,858	562,720
Natura & Co. Holding SA		387,348	3,492,893
Notre Dame Intermedica Participacoes SA (a)		237,800	3,043,300
Petrobras Distribuidora SA		372,500	1,620,947
Petroleo Brasileiro SA - Petrobras (ON)		1,953,197	8,499,405
Porto Seguro SA		47,600	493,013
Rumo SA (a)		537,600	2,289,918
Sul America SA unit		143,774	1,397,349
Suzano Papel e Celulose SA (a)		268,155	2,158,996
TIM Participacoes SA		418,600	1,263,853
Ultrapar Participacoes SA		357,100	1,296,542
Vale SA		1,821,984	21,204,177
Weg SA		413,432	5,337,751

TOTAL BRAZIL			122,025,878

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)(c)(d)		376,000	28,381
Cayman Islands - 25.0%
3SBio, Inc. (a)(c)		624,000	758,433
51job, Inc. sponsored ADR (a)		13,052	885,970
58.com, Inc. ADR (a)		46,829	2,592,922
AAC Technology Holdings, Inc.		356,500	2,810,635
Agile Property Holdings Ltd.		576,000	730,563
Airtac International Group		65,000	1,359,240
AK Medical Holdings Ltd. (c)		190,000	555,269
Alibaba Group Holding Ltd. sponsored ADR (a)		925,267	232,260,507
Anta Sports Products Ltd.		532,000	5,045,224
Autohome, Inc. ADR Class A (b)		29,129	2,553,157
Baidu.com, Inc. sponsored ADR (a)		135,175	16,139,895
Baozun, Inc. sponsored ADR (a)(b)		21,465	902,818
Best, Inc. ADR (a)		96,415	405,907
Bilibili, Inc. ADR (a)		47,804	2,083,298
Bosideng International Holdings Ltd.		1,588,000	458,965
Chailease Holding Co. Ltd.		612,404	2,554,986
China Aoyuan Group Ltd.		593,000	746,769
China Conch Venture Holdings Ltd.		799,000	3,432,990
China East Education Holdings Ltd. (c)		269,000	631,692
China Education Group Holdings Ltd.		298,000	565,217
China Feihe Ltd. (c)		440,000	845,903
China Hongqiao Group Ltd.		840,500	482,591
China Huishan Dairy Holdings Co. Ltd. (a)(d)		888,000	24,061
China Liansu Group Holdings Ltd.		534,000	1,030,752
China Literature Ltd. (a)(c)		150,200	987,406
China Medical System Holdings Ltd.		669,000	810,538
China Mengniu Dairy Co. Ltd.		1,356,000	6,359,831
China Overseas Property Holdings Ltd.		645,000	673,271
China Resources Cement Holdings Ltd.		1,198,000	1,638,491
China Resources Land Ltd.		1,578,744	6,579,543
China State Construction International Holdings Ltd.		997,000	589,172
China Yuhua Education Corp. Ltd. (c)		574,000	554,722
CIFI Holdings Group Co. Ltd.		1,619,236	1,454,122
Country Garden Holdings Co. Ltd.		3,761,984	4,829,715
Country Garden Services Holdings Co. Ltd.		667,000	4,023,360
Ctrip.com International Ltd. ADR (a)		233,603	6,354,002
Dali Foods Group Co. Ltd. (c)		1,008,000	615,181
ENN Energy Holdings Ltd.		388,000	4,700,876
Evergrande Real Estate Group Ltd.		913,000	2,562,191
Future Land Development Holding Ltd.		1,066,000	1,010,942
GDS Holdings Ltd. ADR (a)(b)		38,869	3,120,792
Geely Automobile Holdings Ltd.		2,891,000	6,080,190
Genscript Biotech Corp. (a)		508,000	1,101,170
Greentown Service Group Co. Ltd.		716,000	979,265
GSX Techedu, Inc. ADR (a)(b)		38,011	3,387,540
Haidilao International Holding Ltd. (c)		391,000	1,798,530
Haitian International Holdings Ltd.		313,000	720,478
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)		256,000	1,106,538
Hengan International Group Co. Ltd.		322,000	2,702,618
Huazhu Group Ltd. ADR		65,165	2,237,114
Hutchison China Meditech Ltd. sponsored ADR (a)		33,908	919,585
HUYA, Inc. ADR (a)		30,163	733,564
Innovent Biologics, Inc. (a)(c)		462,500	2,834,568
iQIYI, Inc. ADR (a)(b)		108,885	2,297,474
JD.com, Inc. sponsored ADR (a)		418,777	26,713,785
Kaisa Group Holdings Ltd.		1,194,000	529,961
Kingboard Chemical Holdings Ltd.		325,000	949,802
Kingboard Laminates Holdings Ltd.		527,500	592,819
Kingdee International Software Group Co. Ltd.		1,145,000	3,161,555
Kingsoft Corp. Ltd.		405,000	2,061,501
Koolearn Technology Holding Ltd. (a)(c)		115,500	535,005
KWG Property Holding Ltd.		625,000	1,112,860
Lee & Man Paper Manufacturing Ltd.		642,000	395,125
Li Ning Co. Ltd.		1,027,000	3,306,149
Lijun International Pharmaceutical Holding Ltd.		740,000	466,898
Logan Property Holdings Co. Ltd.		676,000	1,170,525
Longfor Properties Co. Ltd. (c)		883,500	4,366,031
Meituan Dianping Class B (a)		1,751,400	43,365,245
Momo, Inc. ADR		73,997	1,366,725
NetEase, Inc. ADR		40,228	18,441,320
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		70,259	9,850,312
NIO, Inc. sponsored ADR (a)(b)		445,407	5,318,160
Noah Holdings Ltd. sponsored ADR (a)		16,483	502,237
Pinduoduo, Inc. ADR (a)		126,832	11,643,178
Ping An Healthcare and Technology Co. Ltd. (a)(c)		183,800	3,139,894
Semiconductor Manufacturing International Corp. (a)		1,633,200	6,394,728
Shenzhou International Group Holdings Ltd.		406,800	4,855,167
Shimao Property Holdings Ltd.		596,000	2,526,173
Shui On Land Ltd.		1,751,500	259,890
Silergy Corp.		36,000	2,151,761
SINA Corp. (a)		30,732	1,240,036
Sino Biopharmaceutical Ltd.		5,112,000	6,661,832
SOHO China Ltd. (a)		1,021,500	379,588
Sunac China Holdings Ltd.		1,258,000	5,924,545
Sunny Optical Technology Group Co. Ltd.		350,900	6,605,720
TAL Education Group ADR (a)		188,864	14,763,499
Tencent Holdings Ltd.		2,823,000	193,652,764
Tencent Music Entertainment Group ADR (a)		179,407	2,895,629
Tingyi (Cayman Islands) Holding Corp.		968,000	1,803,533
Tongcheng-Elong Holdings Ltd. (a)		418,400	767,667
Topsports International Holdings Ltd. (c)		611,000	734,748
Towngas China Co. Ltd.		23,237	11,183
Uni-President China Holdings Ltd.		635,000	688,231
Vinda International Holdings Ltd.		177,000	665,723
Vipshop Holdings Ltd. ADR (a)		217,148	4,944,460
Want Want China Holdings Ltd.		2,441,000	1,804,695
Weibo Corp. sponsored ADR (a)(b)		27,229	941,034
Wuxi Biologics (Cayman), Inc. (a)(c)		448,000	9,225,553
Xiaomi Corp. Class B (a)(c)		5,144,400	9,862,131
Xinyi Solar Holdings Ltd.		2,021,263	2,211,567
Yihai International Holding Ltd.		232,000	2,842,264
Yuzhou Properties Co.		882,701	396,346
YY, Inc. ADR (a)		28,530	2,277,265
Zai Lab Ltd. ADR (a)		25,731	1,958,386
Zhen Ding Technology Holding Ltd.		289,000	1,328,758
Zhenro Properties Group Ltd.		745,000	473,898
Zhongsheng Group Holdings Ltd. Class H		279,000	1,722,533
ZTO Express (Cayman), Inc. sponsored ADR		184,342	6,829,871

TOTAL CAYMAN ISLANDS			792,410,818

Chile - 0.5%
Aguas Andinas SA		1,284,354	451,507
Banco de Chile (a)		22,375,558	2,148,120
Banco de Credito e Inversiones		24,350	868,425
Banco Santander Chile		32,476,552	1,413,497
Cencosud SA		704,219	1,226,937
Cencosud Shopping SA		251,913	467,516
Colbun SA		3,896,654	705,100
Compania Cervecerias Unidas SA		72,342	561,968
Compania de Petroleos de Chile SA (COPEC)		192,220	1,569,122
CorpBanca SA		3	0
Empresa Nacional de Telecomunicaciones SA (ENTEL)		74,880	533,930
Empresas CMPC SA		554,069	1,227,345
Enel Chile SA		13,628,551	1,170,126
Enersis SA		16,864,245	2,616,535
S.A.C.I. Falabella		370,108	1,319,964
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		1,464	44,725

TOTAL CHILE			16,324,817

China - 12.0%
A-Living Services Co. Ltd. (H Shares) (c)		213,250	1,203,784
Accelink Technologies Co. Ltd. (A Shares)		20,000	92,615
Addsino Co. Ltd. (A Shares)		48,000	121,873
AECC Aero-Engine Control Co. Ltd. (A Shares)		34,000	89,105
Agricultural Bank of China Ltd.:
(A Shares)		1,680,500	778,193
(H Shares)		14,197,000	5,037,450
Aier Eye Hospital Group Co. Ltd. (A Shares)		120,301	781,293
Air China Ltd.:
(A Shares)		179,000	175,275
(H Shares)		930,000	577,178
Aisino Co. Ltd. (A Shares)		55,000	137,911
Aluminum Corp. of China Ltd.:
(A shares) (a)		691,400	326,116
(H Shares) (a)		1,184,000	304,009
Angang Steel Co. Ltd. (A Shares)		166,800	64,327
Angel Yeast Co. Ltd. (A Shares)		24,700	233,361
Anhui Conch Cement Co. Ltd.:
(A Shares)		84,800	746,710
(H Shares)		645,500	4,876,460
Anhui Gujing Distillery Co. Ltd.:
(A Shares)		11,900	363,219
(B Shares)		52,300	576,897
Anhui Kouzi Distillery Co. Ltd. (A Shares)		17,900	128,261
Anxin Trust Co. Ltd. (A Shares) (a)		186,700	53,801
Apeloa Pharmaceutical Co. Ltd. A Shares		35,100	119,765
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		6,900	215,998
Autobio Diagnostics Co. Ltd.		8,800	205,291
AVIC Aircraft Co. Ltd. (A Shares)		82,600	280,656
AVIC Aviation Engine Corp. PLC (A Shares)		66,900	353,627
AVIC Capital Co. Ltd. (A Shares)		270,500	183,820
AVIC Electromechanical Systems Co. Ltd. (A Shares) (a)		107,600	158,118
AVIC Jonhon OptronicTechnology Co. Ltd.		33,000	206,039
AVIC Shenyang Aircraft Co. Ltd. (A Shares)		34,800	318,956
AviChina Industry & Technology Co. Ltd. (H Shares)		1,225,000	728,649
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)		83,600	81,381
Baic Motor Corp. Ltd. (H Shares) (c)		800,500	390,422
Bank Communications Co. Ltd.:
(A Shares)		746,800	509,633
(H Shares)		4,779,000	2,651,472
Bank of Beijing Co. Ltd. (A Shares)		641,580	444,267
Bank of Chengdu Co. Ltd. (A Shares)		113,900	135,697
Bank of China Ltd.:
(A Shares)		361,700	172,679
(H Shares)		39,952,000	13,304,380
Bank of Hangzhou Co. Ltd. (A Shares)		183,520	248,372
Bank of Jiangsu Co. Ltd. (A Shares)		355,000	307,915
Bank of Nanjing Co. Ltd. (A Shares)		305,500	339,875
Bank of Ningbo Co. Ltd. (A Shares)		179,200	744,274
Bank of Shanghai Co. Ltd. (A Shares)		427,377	507,327
Baoshan Iron & Steel Co. Ltd. (A Shares)		557,600	393,309
BBMG Corp.:
(A Shares)		118,700	54,967
(H Shares)		238,000	52,204
Beijing Capital Development Co. Ltd. (A Shares)		77,900	75,385
Beijing Capital International Airport Co. Ltd. (H Shares)		918,000	605,264
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		124,400	192,615
Beijing E-Hualu Information Technology Co. Ltd. (A Shares) (a)		16,200	116,359
Beijing Enlight Media Co. Ltd. (A Shares)		88,600	168,940
Beijing Kunlun Tech Co. Ltd. (A Shares)		34,200	132,188
Beijing New Building Materials PLC (A Shares)		49,900	220,485
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)		46,600	366,245
Beijing Originwater Technology Co. Ltd. (A Shares)		93,800	115,382
Beijing Shiji Information Technology Co. Ltd. (A Shares)		26,400	139,094
Beijing Shunxin Agriculture Co. Ltd.		21,900	194,286
Beijing Sinnet Technology Co. Ltd. (A Shares)		45,700	171,068
Beijing Thunisoft Corp. Ltd. (A Shares)		24,300	92,495
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		37,200	264,688
Beijing Tongrentang Co. Ltd. (A Shares)		41,100	159,329
Beijing Yanjing Brewery Co. Ltd. (A Shares)		84,800	93,126
Betta Pharmaceuticals Co. Ltd. (A Shares)		11,900	235,760
BGI Genomics Co. Ltd.		11,900	280,049
BOE Technology Group Co. Ltd. (A Shares)		1,002,200	670,993
Bohai Leasing Co. Ltd. (A shares) (a)		187,500	82,525
BTG Hotels Group Co. Ltd.		29,100	73,718
By-Health Co. Ltd. (A Shares)		47,400	170,025
BYD Co. Ltd.:
(A Shares)		49,700	608,429
(H Shares) (b)		321,000	3,024,362
C&S Paper Co. Ltd. (A Shares)		39,400	137,883
Caitong Securities Co. Ltd.		106,700	256,074
Cansino Biologics, Inc. (H Shares) (a)(c)		29,400	1,029,529
Centre Testing International Group Co. Ltd. (A Shares)		25,300	84,948
CGN Power Co. Ltd. (H Shares) (c)		4,658,000	979,645
Chacha Food Co. Ltd. (A Shares)		15,200	126,174
Changchun High & New Technology Industry Group, Inc. (A Shares)		12,000	855,035
Changjiang Securities Co. Ltd. (A Shares)		165,300	204,754
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		8,300	177,301
Chaozhou Three-Circle Group Co. (A Shares)		51,600	211,722
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)		21,600	147,930
Chengdu Xingrong Environment Co. Ltd. (A Shares)		90,500	66,171
China Aerospace Times Electronics Co. Ltd. (A Shares)		80,700	85,847
China Avionics Systems Co. Ltd. (A Shares)		44,200	110,767
China Cinda Asset Management Co. Ltd. (H Shares)		4,309,000	811,729
China CITIC Bank Corp. Ltd.:
(A Shares)		212,900	157,497
(H Shares)		4,305,000	1,877,463
China Communications Construction Co. Ltd.:
(A Shares)		50,600	57,309
(H Shares)		2,350,000	1,367,495
China Communications Services Corp. Ltd. (H Shares)		1,178,000	763,010
China Construction Bank Corp.:
(A Shares)		396,900	348,240
(H Shares)		47,243,000	34,446,320
China Eastern Airlines Corp. Ltd.:
(A Shares)		438,800	277,429
(H Shares)		610,000	216,443
China Enterprise Co. Ltd. (A Shares)		121,600	74,266
China Everbright Bank Co. Ltd.:
(A Shares)		1,611,000	873,039
(H Shares)		957,000	359,324
China Film Co. Ltd. (A Shares)		47,100	98,114
China Fortune Land Development Co. Ltd. (A Shares)		117,390	291,996
China Galaxy Securities Co. Ltd.:
(A Shares)		117,900	220,920
(H Shares)		1,761,500	1,052,313
China Gezhouba Group Co. Ltd. (A Shares)		137,400	131,389
China Great Wall Securities Co. Ltd. (A Shares)		61,600	127,083
China Greatwall Technology Group Co. Ltd. (A Shares)		87,200	228,778
China Huarong Asset Management Co. Ltd. (c)		4,913,000	557,842
China International Capital Corp. Ltd. (H Shares) (c)		655,200	1,547,058
China International Travel Service Corp. Ltd. (A Shares)		57,800	2,013,634
China Jushi Co. Ltd. (A Shares)		103,600	205,562
China Life Insurance Co. Ltd.		39,900	208,734
China Life Insurance Co. Ltd. (H Shares)		3,741,000	8,581,528
China Longyuan Power Grid Corp. Ltd. (H Shares)		1,562,000	1,118,550
China Meheco Co. Ltd. (A Shares)		32,000	74,596
China Merchants Bank Co. Ltd.:
(A Shares)		468,400	2,336,913
(H Shares)		2,059,346	9,605,481
China Merchants Energy Shipping Co. Ltd. (A Shares)		200,300	179,476
China Merchants Property Operation & Service Co. Ltd. (A Shares)		31,700	153,611
China Merchants Securities Co. Ltd. (A Shares)		223,600	690,180
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		196,500	480,605
China Minsheng Banking Corp. Ltd.:
(A Shares)		1,399,200	1,111,312
(H Shares)		2,494,540	1,570,695
China Molybdenum Co. Ltd.:
(A Shares)		627,300	395,708
(H Shares)		1,467,000	594,349
China National Accord Medicines Corp. Ltd. (A Shares)		11,000	78,457
China National Building Materials Co. Ltd. (H Shares)		1,902,000	2,949,826
China National Chemical Engineering Co. Ltd. (A Shares)		148,400	122,547
China National Medicines Corp. Ltd. (A Shares)		22,200	139,945
China National Nuclear Power Co. Ltd. (A Shares)		414,100	257,657
China National Software & Service Co. Ltd. (A Shares)		14,600	198,514
China Northern Rare Earth Group High-Tech Co. Ltd. (a)		109,400	194,642
China Oilfield Services Ltd. (H Shares)		848,000	659,773
China Pacific Insurance (Group) Co. Ltd.		138,000	583,841
China Pacific Insurance (Group) Co. Ltd. (H Shares)		1,440,000	4,171,193
China Petroleum & Chemical Corp.:
(A Shares)		417,800	239,593
(H Shares)		12,373,000	5,271,157
China Railway Construction Corp. Ltd.:
(A Shares)		336,800	424,431
(H Shares)		970,500	775,118
China Railway Group Ltd.:
(A Shares)		688,700	549,961
(H Shares)		1,719,000	869,448
China Railway Signal & Communications Corp. (H Shares) (c)		760,000	330,465
China Reinsurance Group Corp. (H Shares)		2,751,000	301,711
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		29,200	126,845
China Shenhua Energy Co. Ltd.:
(A Shares)		115,200	253,187
(H Shares)		1,733,500	2,889,800
China Shipbuilding Industry Co. (A Shares)		677,100	464,981
China Shipping Development Co. Ltd.:
(A Shares)		39,200	40,295
(H Shares)		726,000	324,111
China South Publishing & Media Group Co. Ltd. (A Shares)		54,600	83,523
China Southern Airlines Ltd.:
(A Shares)		236,600	180,796
(H Shares)		852,000	394,653
China Spacesat Co. Ltd. (A Shares)		35,000	177,279
China State Construction Engineering Corp. Ltd. (A Shares)		1,248,580	900,390
China Telecom Corp. Ltd. (H Shares)		6,490,000	1,927,048
China Tower Corp. Ltd. (H Shares) (c)		21,828,000	3,971,134
China TransInfo Technology Co. Ltd. (A Shares)		44,100	148,261
China United Network Communications Ltd. (A Shares)		791,200	576,231
China Vanke Co. Ltd.:
(A Shares)		377,200	1,451,445
(H Shares)		716,700	2,256,362
China Yangtze Power Co. Ltd. (A Shares)		654,900	1,724,768
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)		40,400	73,385
Chongqing Brewery Co. Ltd. (A Shares)		14,500	151,379
Chongqing Changan Automobile Co. Ltd. (A Shares)		116,300	184,575
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)		23,600	133,308
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		1,155,000	467,943
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		47,400	1,263,973
CITIC Securities Co. Ltd.:
(A Shares)		196,400	843,587
(H Shares)		1,250,500	2,910,729
Contemporary Amperex Technology Co. Ltd.		65,400	1,989,336
COSCO Shipping Development Co. Ltd. (A Shares)		242,200	71,183
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (a)		215,700	133,901
(H Shares) (a)		1,377,500	518,986
CRRC Corp. Ltd.:
(A Shares)		704,800	590,099
(H Shares)		2,154,600	936,867
CSC Financial Co. Ltd. (A Shares)		82,200	573,090
Da An Gene Co. Ltd. of Sun Yat-Sen University (A Shares)		25,960	161,302
Daqin Railway Co. Ltd. (A Shares)		450,600	419,259
Dawning Information Industry Co. Ltd. (A Shares)		37,360	237,706
DHC Software Co. Ltd. (A Shares)		92,100	160,825
Dong E-E-Jiao Co. Ltd. (A Shares)		19,500	113,838
Dongfang Electric Corp. Ltd. (A Shares)		83,000	123,278
Dongfeng Motor Group Co. Ltd. (H Shares)		1,334,000	955,279
Dongxing Securities Co. Ltd. (A Shares)		83,000	163,617
East Money Information Co. Ltd. (A Shares)		238,760	912,916
Eve Energy Co. Ltd. (A shares)		54,555	470,845
Everbright Securities Co. Ltd. (A Shares)		118,200	406,870
Fangda Carbon New Material Co. Ltd. (A Shares)		112,481	110,302
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		34,700	141,235
Financial Street Holdings Co. Ltd. (A Shares)		92,500	91,503
First Capital Securities Co. Ltd. (A Shares)		104,900	163,174
Focus Media Information Technology Co. Ltd. (A Shares)		437,820	380,377
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		80,040	1,722,171
Founder Securities Co. Ltd. (A Shares)		245,200	301,616
Foxconn Industrial Internet Co. Ltd. (A Shares)		176,996	370,225
Fujian Star-net Communication Co. Ltd. (A Shares)		17,400	82,021
Fujian Sunner Development Co. Ltd. A Shares		37,200	153,063
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		141,500	494,986
(H Shares) (c)		133,600	373,204
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		2,200	195,551
GCL System Integration Technology Co. Ltd. (a)		149,600	65,844
GD Power Development Co. Ltd. (A Shares)		615,200	179,926
GEM Co. Ltd. (A Shares)		139,500	106,998
Gemdale Corp. (A Shares)		134,500	269,766
GF Securities Co. Ltd.:
(A Shares)		190,500	426,055
(H Shares)		583,000	698,821
Giant Network Group Co. Ltd. (A Shares)		50,500	152,764
Gigadevice Semiconductor Beijing, Inc. (A Shares)		13,260	440,089
Glodon Co. Ltd. (A Shares)		33,700	369,750
GoerTek, Inc. (A Shares)		96,300	589,523
Grandjoy Holdings Group Co. Ltd.		86,500	67,958
Great Wall Motor Co. Ltd. (H Shares)		1,519,500	1,484,151
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		89,400	729,411
Greenland Holdings Corp. Ltd. (A Shares)		248,233	290,756
GRG Banking Equipment Co. Ltd. (A Shares)		71,500	147,610
Guangdong Haid Group Co. Ltd. (A Shares)		47,100	431,150
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (a)		94,700	98,160
Guangdong Hongda Blasting Co. Ltd. (A Shares)		21,100	169,401
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares) (a)		168,900	287,184
Guanghui Energy Co. Ltd. (A Shares) (a)		213,600	90,032
Guangzhou Automobile Group Co. Ltd.		64,500	99,869
Guangzhou Automobile Group Co. Ltd. (H Shares)		1,344,000	1,284,988
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)		60,800	123,777
Guangzhou Baiyunshan Pharma Health (A Shares)		41,800	222,689
Guangzhou Haige Communications Group (A Shares)		69,000	142,449
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		14,000	193,527
Guangzhou R&F Properties Co. Ltd. (H Shares)		632,400	728,660
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)		19,500	290,495
Guangzhou Wondfo Biotech Co. Ltd. (A Shares)		10,191	142,671
Guocheng Mining Co. Ltd. (A Shares) (a)		33,969	116,296
Guosen Securities Co. Ltd. (A Shares)		124,600	235,797
Guotai Junan Securities Co. Ltd.:
(A Shares)		261,000	691,495
(H Shares) (c)		192,800	318,916
Guoxuan High Tech Co. Ltd. (A Shares)		33,500	121,318
Guoyuan Securities Co. Ltd. (A Shares)		100,700	150,289
Hafei Aviation Industry Co. Ltd. (A Shares)		17,600	129,846
Haier Smart Home Co. Ltd. (A Shares) (d)		187,800	484,635
Hainan Airlines Co. Ltd. (A Shares) (a)		491,000	111,221
Haitong Securities Co. Ltd.:
(A Shares)		144,500	292,101
(H Shares)		1,535,200	1,426,195
Hanergy Mobile Energy Holding (a)(d)		1,618,000	2
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		276,700	1,467,371
Hangzhou Robam Appliances Co. Ltd. (A Shares)		28,300	155,515
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)		38,700	111,853
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		22,300	344,324
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		20,400	175,188
Heilongjiang Agriculture Co. Ltd. (A Shares)		52,900	145,387
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		82,223	643,978
Hengli Petrochemical Co. Ltd. (A Shares)		174,240	406,426
Hengtong Optic-electric Co. Ltd. (A Shares)		56,480	133,849
Hengyi Petrochemical Co. Ltd. (A Shares)		112,220	163,299
Hesteel Co. Ltd. (A Shares)		326,000	105,159
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		15,900	326,177
Holitech Technology Co. Ltd. (A Shares)		91,700	69,151
Hongfa Technology Co. Ltd. (A Shares)		22,300	134,596
Huaan Securities Co. Ltd. (A Shares)		107,600	124,798
Huadian Power International Corp. Ltd. (A Shares)		213,900	111,318
Huadong Medicine Co. Ltd. (A Shares)		52,080	207,569
Hualan Biological Engineer, Inc. (A Shares)		54,060	503,232
Huaneng Power International, Inc.:
(A Shares)		189,600	127,485
(H Shares)		1,774,000	757,640
Huatai Securities Co. Ltd.:
(A Shares)		177,000	527,563
(H Shares) (c)		777,000	1,403,559
HUAXI Securities Co. Ltd.		78,200	142,943
Huaxia Bank Co. Ltd. (A Shares)		391,400	356,882
Huaxin Cement Co. Ltd. (A Shares)		40,300	158,250
Huayu Automotive Systems Co. Ltd. (A Shares)		93,700	282,101
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		147,500	121,381
Hubei Energy Group Co. Ltd. (A Shares)		146,600	79,236
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)		24,200	87,847
Hubei Kaile Technology Co. Ltd. (A Shares)		29,700	60,676
Hunan Valin Steel Co. Ltd. (A Shares)		186,900	120,042
Hundsun Technologies, Inc. (A Shares)		31,057	487,685
iFlytek Co. Ltd. (A Shares)		65,200	342,304
Industrial & Commercial Bank of China Ltd.:
(A Shares)		1,409,100	1,002,005
(H Shares)		30,115,000	17,645,630
Industrial Bank Co. Ltd. (A Shares)		619,700	1,391,297
Industrial Securities Co. Ltd. (A Shares)		203,200	238,591
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		181,200	951,572
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)		1,369,200	229,667
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)		50,800	79,166
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)		251,400	269,236
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. (A Shares)		181,400	65,797
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		528,052	384,950
Inspur Electronic Information Industry Co. Ltd. (A Shares)		42,896	233,448
Jafron Biomedical Co. Ltd. (A Shares)		23,590	248,239
Jiangsu Changshu Rural Commercial Bank Co. Ltd.		82,700	88,330
Jiangsu Expressway Co. Ltd. (H Shares)		592,000	634,752
Jiangsu Hengli Hydraulic Co. Ltd.		38,776	338,553
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		157,196	2,127,002
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		37,500	233,705
Jiangsu Shagang Co. Ltd. (A Shares)		65,400	101,356
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		44,700	865,463
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)		9,300	127,864
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		29,600	156,081
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		110,300	149,436
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		90,800	151,916
Jiangxi Copper Co. Ltd.:
(A Shares)		89,200	207,042
(H Shares)		519,000	618,088
Jiangxi Ganfeng Lithium Co. Ltd.		32,400	259,938
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		74,800	231,312
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		34,300	85,416
Jinduicheng Molybdenum Co. Ltd. (A Shares)		83,500	79,608
Jinke Properties Group Co. Ltd. (A Shares)		159,200	198,568
Jinyu Bio-Technology Co. Ltd. (A Shares)		33,400	139,774
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		58,000	165,224
Jointown Pharmaceutical Group (A Shares) (a)		55,500	148,952
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		23,900	240,742
Joyoung Co. Ltd. (A Shares)		23,000	128,863
Juewei Food Co. Ltd.		18,600	228,528
Juneyao Airlines Co. Ltd. (A shares)		49,100	65,536
Kweichow Moutai Co. Ltd. (A Shares)		37,200	8,950,101
Laobaixing Pharmacy Chain JSC (A Shares)		8,800	131,209
Legend Holdings Corp.:
(H Shares) (c)		280,700	364,353
rights (a)(d)		12,238	2,053
Lens Technology Co. Ltd. (A Shares)		84,100	396,075
Leo Group Co. Ltd. (A Shares)		201,000	102,587
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		52,800	324,590
Leyard Optoelectronic Co. Ltd. (A Shares)		75,200	77,624
Liaoning Chengda Co. Ltd. (A Shares)		45,200	181,120
Livzon Pharmaceutical Group, Inc. (A Shares)		18,400	143,662
Lomon Billions Group Co. Ltd. (A Shares)		50,300	170,043
LONGi Green Energy Technology Co. Ltd.		111,900	911,223
Luenmei Quantum Co. Ltd. (A Shares)		46,086	96,399
Luxshare Precision Industry Co. Ltd. (A Shares)		206,428	1,733,958
Luzhou Laojiao Co. Ltd. (A Shares)		43,500	735,773
Maanshan Iron & Steel Co. Ltd. (A Shares)		181,200	70,140
Mango Excellent Media Co. Ltd. (A Shares)		52,907	516,392
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)		117,060	258,282
Metallurgical Corp. China Ltd. (A Shares)		536,200	215,244
Muyuan Foodstuff Co. Ltd. (A Shares)		110,500	1,449,222
Nanji E-Commerce Co. Ltd. (A Shares)		73,100	205,304
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		23,400	158,412
Nanjing Securities Co. Ltd. (A Shares)		97,700	219,488
Nanyang Topsec Technologies Group, Inc. (a)		34,500	116,234
NARI Technology Co. Ltd. (A Shares)		137,100	417,679
NAURA Technology Group Co. Ltd.		14,500	433,411
NavInfo Co. Ltd. (A Shares)		58,000	154,913
New China Life Insurance Co. Ltd.		52,400	397,105
New China Life Insurance Co. Ltd. (H Shares)		420,800	1,645,129
Newland Digital Technology Co. Ltd. (A Shares)		31,100	77,046
Ningbo Joyson Electronic Corp. (A shares)		35,900	116,113
Ningbo Tuopu Group Co. Ltd. (A Shares)		31,400	153,103
Ningbo Zhoushan Port Co. Ltd. (A Shares)		259,400	155,079
Northeast Securities Co. Ltd. (A Shares)		70,000	112,600
O-film Tech Co. Ltd. (A Shares)		80,400	224,193
Oceanwide Holdings Co., Ltd. (A Shares)		134,700	81,301
Offcn Education Technology Co. A Shares		49,081	224,888
Offshore Oil Enginering Co. Ltd. (A Shares)		135,000	93,095
Oppein Home Group, Inc. (A Shares)		11,760	151,047
Orient Securities Co. Ltd. (A Shares)		179,400	301,180
Ovctek China, Inc. (A Shares)		18,600	174,370
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)		257,100	81,091
People's Insurance Co. of China Group Ltd.:
(A Shares)		158,800	162,553
(H Shares)		4,071,000	1,323,680
Perfect World Co. Ltd. (A Shares)		57,600	316,938
PetroChina Co. Ltd.:
(A Shares)		546,400	348,592
(H Shares)		10,550,000	3,661,729
PICC Property & Casualty Co. Ltd. (H Shares)		3,389,840	2,676,776
Ping An Bank Co. Ltd. (A Shares)		577,500	1,104,471
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		304,294	3,311,171
(H Shares)		2,951,000	31,136,676
Poly Developments & Holdings (A Shares)		354,600	793,067
Poly Property Development Co. Ltd. (H Shares)		56,600	595,555
Postal Savings Bank of China Co. Ltd. (H Shares) (c)		4,884,000	2,690,822
Power Construction Corp. of China Ltd. (A Shares)		457,000	275,832
Proya Cosmetics Co. Ltd. (A Shares)		6,100	163,984
Qihoo 360 Technology Co. Ltd. (A Shares)		66,900	186,261
Qingdao Rural Commercial Bank Corp. (A Shares)		166,100	134,068
Risesun Real Estate Development Co. Ltd. (A Shares)		131,400	154,851
Rongsheng Petrochemical Co. Ltd. (A Shares)		156,500	374,694
SAIC Motor Corp. Ltd. (A Shares)		231,600	603,641
Sanan Optoelectronics Co. Ltd. (A Shares)		120,800	466,564
Sangfor Technologies, Inc.		8,100	248,360
Sansteel Minguang Co. Ltd. (A Shares)		74,000	75,537
Sany Heavy Industry Co. Ltd. (A Shares)		249,900	756,312
SDIC Capital Co. Ltd.		105,000	222,941
SDIC Power Holdings Co. Ltd. (A Shares)		210,100	259,645
Sealand Securities Co. Ltd. (A Shares)		163,900	132,292
Seazen Holdings Co. Ltd. (A Shares)		67,400	328,828
SF Holding Co. Ltd. (A Shares)		87,500	889,658
SG Micro Corp. (A Shares)		4,600	239,393
Shaanxi Coal Industry Co. Ltd. (A Shares)		253,000	293,437
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		34,143	140,289
Shandong Gold Mining Co. Ltd. (A Shares)		77,560	478,249
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		48,600	161,160
Shandong Linglong Tyre Co. Ltd. (A Shares)		35,700	120,021
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		370,400	125,854
Shandong Sinocera Functional Material Co. Ltd. (A Shares)		29,900	153,805
Shandong Sun Paper Industry JSC Ltd. (A Shares)		78,700	143,067
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		1,224,000	3,111,209
Shanghai 2345 Network Holding Group Co. Ltd. (A Shares)		169,971	75,297
Shanghai Baosight Software Co. Ltd. (A Shares)		25,100	256,392
Shanghai Construction Group Co. Ltd. (A Shares)		270,000	120,772
Shanghai Electric Group Co. Ltd.:
(A Shares)		349,600	275,664
(H Shares)		1,036,000	319,477
Shanghai Electric Power Co. Ltd. (A Shares)		84,500	95,098
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		39,200	349,730
(H Shares)		286,500	1,354,815
Shanghai International Airport Co. Ltd. (A Shares)		28,400	276,584
Shanghai International Port Group Co. Ltd. (A Shares)		272,300	176,064
Shanghai Jahwa United Co. Ltd. (A Shares)		20,100	134,141
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		23,800	134,642
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		548,160	460,454
Shanghai M&G Stationery, Inc. (A Shares)		27,400	256,788
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		99,400	292,137
(H Shares)		316,200	561,386
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		877,500	1,303,327
Shanghai Putailai New Energy Technology Co. Ltd.		12,880	196,455
Shanghai RAAS Blood Products Co. Ltd. (A Shares)		147,200	217,999
Shanghai Tunnel Engineering Co. Ltd.		97,200	83,890
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		96,400	141,936
Shanghai Zhangjiang High Ltd. (A Shares)		46,600	134,486
Shanghaioriental Pearl Media Co. Ltd.		101,990	148,266
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		95,300	87,032
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)		124,700	117,993
Shanxi Securities Co. Ltd. (A Shares)		111,930	132,708
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)		175,100	89,117
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		26,000	672,221
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		131,560	79,406
Shenergy Co. Ltd. (A Shares)		158,400	129,442
Shengyi Technology Co. Ltd.		67,500	278,413
Shennan Circuits Co. Ltd. (A Shares)		14,040	310,262
Shenwan Hongyuan Group Co. Ltd. (A Shares) (a)		676,700	565,602
Shenzhen Airport Co. Ltd. (A Shares)		57,900	82,843
Shenzhen Energy Group Co. Ltd. (A Shares)		141,360	114,910
Shenzhen Expressway Co. Ltd. (H Shares)		336,000	320,380
Shenzhen Goodix Technology Co. Ltd. (A Shares)		13,500	402,862
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)		30,700	108,097
Shenzhen Inovance Technology Co. Ltd. (A Shares)		52,600	379,014
Shenzhen Kaifa Technology Co. Ltd. (A Shares)		43,700	158,319
Shenzhen Kangtai Biological Products Co. Ltd.		19,100	615,732
Shenzhen Kingdom Sci-Tech Co. Ltd. (A Shares)		25,400	70,936
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		30,000	1,492,398
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		243,600	250,405
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		30,400	151,670
Shenzhen Sunway Communication Co. Ltd. (A Shares)		28,900	229,165
Shijiazhuang Baosh Electric Co. Ltd. (A Shares)		161,900	64,991
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)		35,600	162,506
Siasun Robot & Automation Co. Ltd. (A Shares) (a)		46,200	103,592
Sichuan Chuantou Energy Co. Ltd. (A Shares)		138,700	189,901
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		42,500	136,911
Sichuan Languang Development Co. Ltd. (A Shares)		90,000	69,031
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)		124,800	581,851
Sichuan Swellfun Co. Ltd. (A Shares)		15,300	139,726
Sinolink Securities Co. Ltd. (A Shares)		90,300	186,810
Sinopec Engineering Group Co. Ltd. (H Shares)		711,500	314,884
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)		347,000	178,595
(H Shares)		1,247,000	278,352
Sinopharm Group Co. Ltd. (H Shares)		658,800	1,569,158
Sinotrans Ltd.		70,600	34,312
Sinotrans Ltd. (H Shares)		95,000	19,857
Songcheng Performance Development Co. Ltd. (A Shares)		81,080	217,022
Soochow Securities Co. Ltd. (A Shares)		116,050	190,002
Southwest Securities Co. Ltd. (A Shares)		174,700	146,519
Spring Airlines Co. Ltd. (A Shares)		27,387	155,602
STO Express Co. Ltd.		46,000	108,551
Suning.com Co. Ltd. (A Shares)		276,400	408,548
Sunwoda Electronic Co. Ltd. (A Shares)		48,600	166,247
Suofeiya Home Collection Co. Ltd. (A Shares)		27,400	90,192
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		47,700	200,712
Suzhou Gold Mantis Consolidated Co. Ltd.		79,900	102,751
Tangshan Jidong Cement Co. Ltd. A Shares		39,400	108,228
TBEA Co. Ltd. (A Shares)		110,300	138,050
TCL Corp. (A Shares)		400,900	359,796
The Pacific Securities Co. Ltd. (A Shares) (a)		204,200	126,762
Thunder Software Technology Co. Ltd. (A Shares)		12,000	166,878
Tianfeng Securities Co. Ltd. (A Shares)		196,700	202,477
Tianjin 712 Communication & Broadcasting Co. Ltd.		23,000	145,911
Tianjin Chase Sun Pharmaceutical Co. Ltd. (A Shares)		88,800	70,529
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		82,500	287,768
Tianma Microelectronics Co. Ltd. (A Shares)		61,200	147,491
Tianqi Lithium Corp. (A Shares) (a)		43,590	158,108
Tianshui Huatian Technology Co. Ltd. (A Shares)		81,200	192,431
Toly Bread Co. Ltd.		16,400	141,707
TongFu Microelectronics Co. Ltd. (A Shares) (a)		34,200	131,747
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		60,800	119,505
Tongkun Group Co. Ltd. (A Shares)		54,800	113,447
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		322,300	105,352
Tongwei Co. Ltd. (A Shares)		115,000	450,098
Tongyu Heavy Industry Co. Ltd. (A Shares)		29,800	99,887
Topchoice Medical Corp. (a)		9,600	242,851
Transfar Zhilian Co. Ltd.		96,600	79,494
TravelSky Technology Ltd. (H Shares)		458,000	880,508
Tsingtao Brewery Co. Ltd.:
(A Shares)		59,300	705,634
(H Shares)		158,000	1,406,655
Unigroup Guoxin Microelectronics Co. Ltd.		18,000	327,322
Unisplendour Corp. Ltd. (A Shares) (a)		60,574	380,370
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		43,100	149,595
Venustech Group, Inc. (A Shares)		26,900	152,257
Visionox Technology, Inc. (A Shares) (a)		40,800	95,461
Walvax Biotechnology Co. Ltd. (A Shares)		45,500	527,462
Wanda Film Holding Co. Ltd. (A Shares) (a)		61,800	153,721
Wangsu Science & Technology Co. Ltd. (A Shares)		71,600	91,975
Wanhua Chemical Group Co. Ltd. (A Shares)		93,500	906,026
Weichai Power Co. Ltd.:
(A Shares)		251,800	584,452
(H Shares)		870,200	1,877,314
Weifu High-Technology Group Co. Ltd. (A Shares)		25,200	79,627
Weihai Guangwei Composites Co. Ltd. (A Shares)		15,700	174,553
Wens Foodstuffs Group Co. Ltd. (A Shares)		188,880	643,126
Western Securities Co. Ltd. (A Shares)		104,900	149,188
Westone Information Industry, Inc. (A Shares)		24,800	77,829
Will Semiconductor Ltd.		17,100	504,139
Wingtech Technology Co. Ltd. (A Shares)		27,700	603,827
Winning Health Technology Group Co. Ltd. (A Shares)		63,180	209,056
Wonders Information Co. Ltd. (A Shares)		34,800	133,809
Wuchan Zhongda Group Co. Ltd.		149,900	98,427
Wuhan Guide Infrared Co. Ltd. (A Shares)		46,240	258,607
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		62,700	409,901
Wuhu Token Science Co. Ltd. (A Shares)		72,400	126,632
Wuliangye Yibin Co. Ltd. (A Shares)		114,900	3,582,826
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		51,200	176,609
WuXi AppTec Co. Ltd.		59,220	959,386
WuXi AppTec Co. Ltd. (H Shares) (b)(c)		107,552	1,619,462
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		26,100	164,754
Wuxi Taiji Industry Co. Ltd. (A Shares)		62,400	103,148
XCMG Construction Machinery Co. Ltd. (A Shares)		232,900	212,026
Xiamen C&D, Inc. (A Shares)		86,700	116,592
Xiamen Intretech, Inc.		13,500	115,352
Xiamen Tungsten Co. Ltd. (A Shares)		42,800	92,041
Xinhu Zhongbao Co. Ltd. (A Shares)		267,500	130,775
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		136,500	254,403
(H Shares)		309,810	311,797
Yango Group Co. Ltd. (A Shares)		120,700	119,919
Yantai Jereh Oilfield Services (A Shares)		29,700	133,445
Yanzhou Coal Mining Co. Ltd.:
(A Shares)		115,300	152,077
(H Shares)		702,000	547,992
Yealink Network Technology Corp. Ltd.		22,350	201,642
Yifan Pharmaceutical Co. Ltd. (A Shares)		36,800	155,902
Yifeng Pharmacy Chain Co. Ltd.		16,160	200,009
Yintai Gold Co. Ltd. (A Shares)		59,200	159,561
Yonghui Superstores Co. Ltd. (A Shares)		284,800	367,068
Yonyou Network Technology Co. Ltd. (A Shares)		96,538	650,770
Youngor Group Co. Ltd. (A Shares)		152,789	146,105
Youzu Interactive Co. Ltd. (A shares) (a)		26,200	83,425
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares)		39,100	99,780
Yunda Holding Co. Ltd. (A Shares)		71,890	247,049
Yunnan Baiyao Group Co. Ltd. (A Shares)		37,900	595,411
Yunnan Energy New Material Co. Ltd.		24,000	274,781
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		17,900	524,029
Zhaojin Mining Industry Co. Ltd. (H Shares)		513,500	640,028
Zhejiang Century Huatong Group Co. Ltd. (A Shares)		147,697	256,214
Zhejiang Chint Electric Co. Ltd. (A Shares)		64,400	292,679
Zhejiang Conba Pharmaceutical Co. Ltd. (A Shares) (a)		78,700	67,810
Zhejiang Dahua Technology Co. Ltd. (A Shares)		89,300	272,567
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		14,560	185,091
Zhejiang Expressway Co. Ltd. (H Shares)		698,000	518,752
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)		43,120	238,005
Zhejiang Huayou Cobalt Co. Ltd. (A Shares) (a)		33,516	205,464
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)		38,000	135,272
Zhejiang Juhua Co. Ltd. (A Shares)		81,000	86,398
Zhejiang Longsheng Group Co. Ltd. (A Shares)		96,600	204,691
Zhejiang NHU Co. Ltd. (A Shares)		63,700	268,858
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		106,990	363,835
Zhejiang Semir Garment Co. Ltd. (A Shares)		67,800	72,221
Zhejiang Supor Cookware Co. Ltd.		16,300	198,190
Zhejiang Wanfeng Auto Wheel Co. Ltd. (A Shares) (a)		65,500	64,982
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		46,900	91,781
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		15,800	152,787
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		66,200	129,265
Zheshang Securities Co. Ltd.		82,700	195,867
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)		184,800	1,107,565
Zhongji Innolight Co. Ltd. (A Shares)		21,300	180,412
Zhongjin Gold Co. Ltd. (A Shares)		104,400	169,731
Zhongtian Financial Group Co. Ltd. (A Shares)		207,595	106,846
Zhuhai Wanlida Electric Co. Ltd. (A Shares)		31,500	172,151
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		268,300	941,610
Zijin Mining Group Co. Ltd.:
(A Shares)		728,200	610,735
(H Shares)		2,614,000	1,622,304
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		665,500	788,088
(H Shares)		108,600	111,819
ZTE Corp.:
(A Shares)		90,500	508,216
(H Shares)		422,080	1,247,130

TOTAL CHINA			379,473,073

Colombia - 0.1%
Bancolombia SA		146,804	1,053,937
Bancolombia SA sponsored ADR		5,281	147,446
Ecopetrol SA		2,440,536	1,359,849
Grupo de Inversiones Suramerica SA		115,423	599,841
Interconexion Electrica SA ESP		218,443	1,123,521

TOTAL COLOMBIA			4,284,594

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S		79,622	1,595,610
Komercni Banka A/S (a)		37,378	863,964
MONETA Money Bank A/S (c)		250,800	571,825

TOTAL CZECH REPUBLIC			3,031,399

Egypt - 0.1%
Commercial International Bank SAE		687,285	2,732,786
Eastern Tobacco Co.		497,280	373,661
Elsewedy Electric Co.		373,281	158,241

TOTAL EGYPT			3,264,688

Greece - 0.1%
Ff Group (a)(d)		1,035	1,463
Greek Organization of Football Prognostics SA		98,876	888,674
Hellenic Telecommunications Organization SA		118,429	1,743,793
Jumbo SA		53,604	1,048,802
Motor Oil (HELLAS) Corinth Refineries SA		32,840	442,544

TOTAL GREECE			4,125,276

Hong Kong - 2.4%
Beijing Enterprises Holdings Ltd.		248,000	867,166
BYD Electronic International Co. Ltd.		332,500	1,164,777
China Everbright International Ltd.		1,803,333	1,114,533
China Everbright Ltd.		452,000	723,172
China Jinmao Holdings Group Ltd.		2,604,000	1,770,651
China Merchants Holdings International Co. Ltd.		676,105	773,783
China Mobile Ltd.		3,026,000	20,655,896
China Overseas Land and Investment Ltd.		1,887,500	5,747,519
China Power International Development Ltd.		2,172,000	406,358
China Resources Beer Holdings Co. Ltd.		718,878	4,999,487
China Resources Pharmaceutical Group Ltd. (c)		769,000	436,577
China Resources Power Holdings Co. Ltd.		947,691	1,208,106
China Taiping Insurance Group Ltd.		793,777	1,407,235
China Unicom Ltd.		3,012,000	1,675,354
CITIC Pacific Ltd.		2,862,000	2,684,637
CNOOC Ltd.		8,797,000	9,285,236
CSPC Pharmaceutical Group Ltd.		2,762,400	5,795,469
Far East Horizon Ltd.		973,000	800,968
Fosun International Ltd.		1,259,000	1,434,392
Guangdong Investment Ltd.		1,448,000	2,339,130
Hua Hong Semiconductor Ltd. (a)(b)(c)		222,000	973,898
Lenovo Group Ltd.		3,544,000	2,135,463
Shanghai Industrial Holdings Ltd.		210,000	306,182
Shenzhen Investment Ltd.		1,509,793	473,375
Sino-Ocean Group Holding Ltd.		1,484,979	358,297
Sinotruk Hong Kong Ltd.		339,500	1,057,885
Sun Art Retail Group Ltd.		1,174,966	1,631,244
Wharf Holdings Ltd.		751,000	1,275,197
Winteam Pharmaceutical Group Ltd.		1,354,000	691,824
Yuexiu Property Co. Ltd.		3,394,000	621,844

TOTAL HONG KONG			74,815,655

Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)		202,168	1,187,296
OTP Bank PLC (a)		110,356	3,921,821
Richter Gedeon PLC		68,770	1,593,619

TOTAL HUNGARY			6,702,736

India - 7.9%
Adani Ports & Special Economic Zone Ltd.		249,784	1,050,880
Ambuja Cements Ltd.		341,589	1,003,520
Asian Paints Ltd.		141,660	3,243,696
Aurobindo Pharma Ltd.		141,377	1,650,405
Avenue Supermarts Ltd. (a)(c)		76,654	2,111,208
Axis Bank Ltd.		1,027,870	5,922,051
Bajaj Auto Ltd.		41,334	1,657,856
Bajaj Finance Ltd.		88,601	3,845,014
Bajaj Finserv Ltd.		18,795	1,556,859
Bandhan Bank Ltd. (a)(c)		198,222	913,059
Berger Paints India Ltd.		114,619	805,485
Bharat Forge Ltd.		109,880	560,180
Bharat Petroleum Corp. Ltd.		320,854	1,772,149
Bharti Airtel Ltd. (a)		1,209,636	8,958,443
Bharti Infratel Ltd.		164,241	421,125
Biocon Ltd.		141,737	774,900
Bosch Ltd.		2,889	504,328
Britannia Industries Ltd.		28,442	1,451,559
Cipla Ltd.		170,700	1,640,812
Coal India Ltd.		607,998	1,048,902
Colgate-Palmolive Ltd.		32,130	610,393
Container Corp. of India Ltd.		102,160	615,114
Dabur India Ltd.		261,091	1,789,686
Divi's Laboratories Ltd.		39,213	1,369,498
DLF Ltd.		292,445	550,969
Dr. Reddy's Laboratories Ltd.		56,445	3,413,349
Eicher Motors Ltd.		6,587	1,814,564
GAIL India Ltd.		778,306	1,004,048
Godrej Consumer Products Ltd.		201,435	1,860,155
Grasim Industries Ltd.		145,569	1,230,011
Havells India Ltd.		122,276	951,752
HCL Technologies Ltd.		534,701	5,032,984
HDFC Asset Management Co. Ltd. (c)		25,102	810,705
HDFC Standard Life Insurance Co. Ltd. (a)(c)		348,022	2,913,035
Hero Motocorp Ltd.		48,200	1,721,934
Hindalco Industries Ltd.		575,627	1,253,134
Hindustan Petroleum Corp. Ltd. (a)		300,539	862,465
Hindustan Unilever Ltd.		405,012	11,946,557
Housing Development Finance Corp. Ltd.		810,026	19,266,228
ICICI Bank Ltd.		2,358,507	10,959,898
ICICI Lombard General Insurance Co. Ltd. (c)		100,721	1,752,535
ICICI Prudential Life Insurance Co. Ltd. (c)		169,682	1,024,275
Indian Oil Corp. Ltd.		930,502	1,098,544
Indraprastha Gas Ltd. (a)		103,670	558,617
Info Edge India Ltd.		30,164	1,286,137
Infosys Ltd.		1,678,036	21,545,468
InterGlobe Aviation Ltd. (a)(c)		45,444	594,345
ITC Ltd.		1,695,318	4,393,299
JSW Steel Ltd.		416,771	1,225,224
Jubilant Foodworks Ltd.		35,732	820,544
Larsen & Toubro Ltd.		235,041	2,865,699
LIC Housing Finance Ltd.		146,332	512,709
Lupin Ltd.		109,267	1,351,326
Mahindra & Mahindra Ltd.		367,536	2,975,070
Marico Ltd.		221,455	1,074,317
Maruti Suzuki India Ltd.		59,512	4,974,757
Motherson Sumi Systems Ltd. (a)		466,605	591,041
Nestle India Ltd.		11,402	2,514,497
NTPC Ltd.		1,172,492	1,361,543
Oil & Natural Gas Corp. Ltd.		1,240,905	1,296,888
Page Industries Ltd.		2,686	710,515
Petronet LNG Ltd.		296,507	980,903
Pidilite Industries Ltd.		59,928	1,085,455
Piramal Enterprises Ltd.		44,386	872,909
Power Grid Corp. of India Ltd.		902,509	2,147,856
Rec Ltd.		339,911	454,379
Reliance Industries Ltd.		1,405,178	38,769,934
SBI Life Insurance Co. Ltd. (a)(c)		197,084	2,401,336
Shree Cement Ltd.		4,255	1,233,061
Shriram Transport Finance Co. Ltd.		41,281	380,907
Siemens India Ltd.		34,966	542,342
State Bank of India (a)		877,974	2,243,568
Sun Pharmaceutical Industries Ltd.		413,493	2,934,520
Tata Consultancy Services Ltd.		443,580	13,507,520
Tata Consumer Products Ltd. (a)		213,494	1,219,783
Tata Motors Ltd. (a)		836,550	1,157,756
Tata Steel Ltd.		172,058	841,229
Tech Mahindra Ltd.		228,164	2,075,921
Titan Co. Ltd.		152,925	2,129,458
Torrent Pharmaceuticals Ltd.		25,005	888,993
Ultratech Cemco Ltd.		56,826	3,122,927
United Spirits Ltd. (a)		143,109	1,110,184
UPL Ltd.		244,476	1,560,280
Vedanta Ltd. (a)		911,858	1,385,070
Wipro Ltd.		562,771	2,110,391
Zee Entertainment Enterprises Ltd. (a)		425,552	788,112

TOTAL INDIA			251,341,054

Indonesia - 1.4%
PT ACE Hardware Indonesia Tbk		3,364,300	403,147
PT Adaro Energy Tbk		7,110,200	531,829
PT Astra International Tbk		9,972,000	3,512,772
PT Bank Central Asia Tbk		4,858,100	10,405,918
PT Bank Mandiri (Persero) Tbk		9,193,700	3,654,037
PT Bank Negara Indonesia (Persero) Tbk		3,672,400	1,161,013
PT Bank Rakyat Indonesia Tbk		27,338,300	5,938,296
PT Barito Pacific Tbk (a)		13,154,800	860,713
PT Charoen Pokphand Indonesia Tbk (a)		3,636,600	1,552,877
PT Gudang Garam Tbk		237,300	813,641
PT Hanjaya Mandala Sampoerna Tbk		4,587,700	538,548
PT Indah Kiat Pulp & Paper Tbk		1,348,500	723,590
PT Indocement Tunggal Prakarsa Tbk		723,400	614,256
PT Indofood CBP Sukses Makmur Tbk		1,148,900	724,049
PT Indofood Sukses Makmur Tbk		2,162,700	958,535
PT Kalbe Farma Tbk		10,382,800	1,116,908
PT Perusahaan Gas Negara Tbk Series B		5,379,500	467,637
PT Semen Gresik (Persero) Tbk		1,460,600	926,024
PT Surya Citra Media Tbk		12	1
PT Telekomunikasi Indonesia Tbk Series B		24,409,500	5,091,332
PT Unilever Indonesia Tbk		3,759,400	2,166,934
PT United Tractors Tbk		830,400	1,216,965
PT XL Axiata Tbk		1,856,700	319,000

TOTAL INDONESIA			43,698,022

Isle of Man - 0.0%
NEPI Rockcastle PLC		191,967	999,380
Korea (South) - 10.5%
AMOREPACIFIC Corp.		15,820	2,196,010
AMOREPACIFIC Group, Inc.		14,195	632,677
BGF Retail Co. Ltd.		3,844	400,196
BS Financial Group, Inc.		136,642	587,309
Celltrion Healthcare Co. Ltd.		33,485	2,646,073
Celltrion Pharm, Inc.		7,932	780,690
Celltrion, Inc. (a)		46,455	11,517,993
Cheil Industries, Inc.		42,066	3,728,694
Cheil Worldwide, Inc.		33,833	543,202
CJ CheilJedang Corp.		4,080	1,316,943
CJ Corp.		7,922	545,861
CJ O Shopping Co. Ltd.		5,284	508,578
Coway Co. Ltd.		23,625	1,515,259
Daelim Industrial Co.		13,707	959,373
Daewoo Engineering & Construction Co. Ltd. (a)		91,964	268,388
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		18,441	364,700
Db Insurance Co. Ltd.		24,405	961,212
Doosan Bobcat, Inc.		24,646	555,424
DuzonBizon Co. Ltd.		9,506	830,680
E-Mart Co. Ltd.		9,640	918,970
Fila Holdings Corp.		24,065	672,128
GS Engineering & Construction Corp.		29,585	666,730
GS Holdings Corp.		25,227	738,335
GS Retail Co. Ltd.		13,341	383,208
Hana Financial Group, Inc.		147,923	3,649,030
Hankook Tire Co. Ltd.		36,622	797,755
Hanmi Pharm Co. Ltd.		3,194	703,777
Hanon Systems		91,924	765,611
Hanwha Corp.		20,311	431,405
Hanwha Solutions Corp.		51,677	1,101,938
HLB, Inc.		23,769	1,661,640
Hotel Shilla Co.		15,429	907,011
Hyundai Department Store Co. Ltd.		6,892	344,064
Hyundai Engineering & Construction Co. Ltd.		38,361	1,100,281
Hyundai Fire & Marine Insurance Co. Ltd.		30,790	599,909
Hyundai Glovis Co. Ltd.		9,240	861,522
Hyundai Heavy Industries Co. Ltd. (a)		19,158	1,429,008
Hyundai Mobis		32,864	5,647,444
Hyundai Motor Co.		73,806	7,807,318
Hyundai Robotics Co. Ltd.		4,809	951,055
Hyundai Steel Co.		42,923	890,146
Industrial Bank of Korea		131,056	888,786
Kakao Corp.		27,719	7,962,033
Kangwon Land, Inc.		52,627	1,005,575
KB Financial Group, Inc.		194,571	5,736,909
Kia Motors Corp.		129,813	4,385,501
KMW Co. Ltd. (a)		12,742	756,512
Korea Aerospace Industries Ltd.		35,934	719,666
Korea Electric Power Corp. (a)		126,553	2,022,726
Korea Express Co. Ltd. (a)		4,501	575,864
Korea Gas Corp.		13,706	290,542
Korea Investment Holdings Co. Ltd.		20,588	838,422
Korea Zinc Co. Ltd.		4,184	1,448,477
Korean Air Lines Co. Ltd. (a)		38,707	563,195
KT&G Corp.		57,486	3,888,931
Kumho Petro Chemical Co. Ltd.		8,982	635,423
LG Chemical Ltd.		23,127	10,984,677
LG Corp.		46,769	2,894,073
LG Display Co. Ltd. (a)		114,423	1,206,662
LG Electronics, Inc.		52,362	3,095,675
LG Household & Health Care Ltd.		4,640	5,319,552
LG Innotek Co. Ltd.		6,992	941,341
LG Telecom Ltd.		105,899	1,013,951
Lotte Chemical Corp.		8,433	1,188,233
Lotte Confectionery Co. Ltd.		12,922	334,974
Lotte Shopping Co. Ltd.		5,569	362,772
Meritz Securities Co. Ltd.		121,695	313,432
Mirae Asset Daewoo Co. Ltd.		145,990	963,207
NAVER Corp.		60,692	15,276,280
NCSOFT Corp.		8,111	5,500,661
Netmarble Corp. (a)(c)		10,552	1,129,443
Orion Corp./Republic of Korea		11,689	1,309,790
Ottogi Corp.		621	289,765
Pearl Abyss Corp. (a)		2,882	454,281
POSCO		36,506	5,868,978
POSCO Chemtech Co. Ltd.		10,472	662,020
Posco International Corp.		24,322	281,688
S-Oil Corp.		22,203	1,132,560
S1 Corp.		8,407	636,223
Samsung Biologics Co. Ltd. (a)(c)		8,147	4,993,687
Samsung Card Co. Ltd.		14,280	337,936
Samsung Electro-Mechanics Co. Ltd.		27,588	3,241,277
Samsung Electronics Co. Ltd.		2,354,048	113,976,033
Samsung Engineering Co. Ltd. (a)		77,165	767,869
Samsung Fire & Marine Insurance Co. Ltd.		15,165	2,174,834
Samsung Heavy Industries Co. Ltd. (a)		232,294	1,111,101
Samsung Life Insurance Co. Ltd.		34,469	1,370,563
Samsung SDI Co. Ltd.		27,097	9,006,955
Samsung SDS Co. Ltd.		17,151	2,387,940
Samsung Securities Co. Ltd.		30,768	744,848
Shinhan Financial Group Co. Ltd.		225,780	5,644,423
Shinsegae Co. Ltd.		3,632	634,763
SK C&C Co. Ltd.		17,338	3,211,385
SK Energy Co. Ltd.		27,342	2,903,713
SK Hynix, Inc.		268,928	18,620,272
SK Telecom Co. Ltd.		9,987	1,842,797
STX Pan Ocean Co. Ltd. (Korea) (a)		131,417	386,275
ViroMed Co. Ltd.		11,876	537,263
Woori Financial Group, Inc.		266,890	1,897,016
Woori Investment & Securities Co. Ltd.		55,466	407,231
Yuhan Corp.		22,993	1,101,717

TOTAL KOREA (SOUTH)			334,066,245

Luxembourg - 0.2%
Globant SA (a)(b)		18,259	3,157,711
Reinet Investments SCA		72,454	1,372,933

TOTAL LUXEMBOURG			4,530,644

Malaysia - 1.7%
AMMB Holdings Bhd		813,500	557,378
Axiata Group Bhd		1,358,141	1,026,807
Bumiputra-Commerce Holdings Bhd		3,175,042	2,694,705
Carlsberg Brewery BHD		75,100	448,504
Dialog Group Bhd		1,947,400	1,742,660
DiGi.com Bhd		1,534,100	1,538,330
Fraser & Neave Holdings BHD		71,800	550,668
Gamuda Bhd		866,300	729,747
Genting Bhd		1,046,700	949,859
Genting Malaysia Bhd		1,457,800	786,166
Genting Plantations Bhd		132,200	315,974
Hap Seng Consolidated Bhd		306,000	646,938
Hartalega Holdings Bhd		832,100	3,998,810
Hong Leong Bank Bhd		320,200	1,136,884
Hong Leong Credit Bhd		112,600	359,360
IHH Healthcare Bhd		1,078,400	1,377,597
IJM Corp. Bhd		1,341,900	507,863
IOI Corp. Bhd		1,238,500	1,342,259
IOI Properties Group Bhd		75	16
Kuala Lumpur Kepong Bhd		212,747	1,170,750
Malayan Banking Bhd		1,937,387	3,507,771
Malaysia Airports Holdings Bhd		529,206	661,229
Maxis Bhd		1,158,700	1,448,330
MISC Bhd		659,800	1,228,433
Nestle (Malaysia) BHD		34,600	1,157,703
Petronas Chemicals Group Bhd		1,181,100	1,728,450
Petronas Dagangan Bhd		146,900	745,466
Petronas Gas Bhd		390,030	1,551,245
PPB Group Bhd		315,220	1,467,408
Press Metal Bhd		695,400	795,248
Public Bank Bhd		1,433,900	5,756,051
QL Resources Bhd		359,100	826,063
RHB Capital Bhd		789,389	934,863
Sime Darby Bhd		1,339,849	688,790
Sime Darby Plantation Bhd		1,017,049	1,253,151
Sime Darby Property Bhd		14	2
SP Setia Bhd		17	3
Telekom Malaysia Bhd		559,880	528,425
Tenaga Nasional Bhd		1,120,700	3,024,779
Top Glove Corp. Bhd		757,300	4,639,265
Westports Holdings Bhd		416,700	385,888
YTL Corp. Bhd		1,628,143	300,056

TOTAL MALAYSIA			54,509,894

Mexico - 1.6%
Alfa SA de CV Series A		1,483,000	802,306
America Movil S.A.B. de CV Series L		16,582,600	10,424,200
CEMEX S.A.B. de CV unit		7,451,218	2,283,411
Coca-Cola FEMSA S.A.B. de CV unit		259,600	1,072,228
Embotelladoras Arca S.A.B. de CV		216,100	1,065,789
Fibra Uno Administracion SA de CV		1,551,400	1,251,298
Fomento Economico Mexicano S.A.B. de CV unit		958,000	5,878,431
Gruma S.A.B. de CV Series B		111,255	1,305,515
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		187,600	1,245,300
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (a)		102,180	1,015,602
Grupo Bimbo S.A.B. de CV Series A		793,900	1,430,126
Grupo Carso SA de CV Series A1		224,400	443,053
Grupo Financiero Banorte S.A.B. de CV Series O (a)		1,278,200	4,588,999
Grupo Financiero Inbursa S.A.B. de CV Series O (a)		1,138,800	818,217
Grupo Mexico SA de CV Series B		1,534,107	3,874,732
Grupo Televisa SA de CV (a)		1,183,700	1,324,382
Industrias Penoles SA de CV (b)		68,520	1,022,458
Infraestructura Energetica Nova S.A.B. de CV		263,600	783,871
JB y Co. SA de CV		269,600	540,169
Kimberly-Clark de Mexico SA de CV Series A		750,500	1,228,183
Megacable Holdings S.A.B. de CV unit		147,100	436,905
Mexichem S.A.B. de CV		516,755	818,263
Promotora y Operadora de Infraestructura S.A.B. de CV (a)		111,640	819,580
Wal-Mart de Mexico SA de CV Series V		2,582,100	6,059,900

TOTAL MEXICO			50,532,918

Netherlands - 0.1%
X5 Retail Group NV:
GDR		57,542	2,155,305
GDR (Reg. S)		2,910	109,300

TOTAL NETHERLANDS			2,264,605

Pakistan - 0.0%
Habib Bank Ltd.		284,137	208,600
MCB Bank Ltd.		200,860	213,496
Oil & Gas Development Co. Ltd.		325,800	223,609

TOTAL PAKISTAN			645,705

Peru - 0.0%
Compania de Minas Buenaventura SA		45	534
Compania de Minas Buenaventura SA sponsored ADR		106,135	1,258,761

TOTAL PERU			1,259,295

Philippines - 0.7%
Aboitiz Equity Ventures, Inc.		970,570	955,164
Aboitiz Power Corp.		726,600	380,296
Altus Property Ventures, Inc. (a)		12,747	3,663
Ayala Corp.		138,705	2,062,019
Ayala Land, Inc.		3,985,840	2,704,432
Bank of the Philippine Islands (BPI)		443,467	616,140
BDO Unibank, Inc.		970,496	1,736,417
Globe Telecom, Inc.		16,470	691,529
GT Capital Holdings, Inc.		47,574	426,960
International Container Terminal Services, Inc.		491,640	965,666
JG Summit Holdings, Inc.		1,412,720	1,800,211
Jollibee Food Corp.		215,430	592,872
Manila Electric Co.		111,090	600,045
Megaworld Corp.		5,542,800	339,297
Metro Pacific Investments Corp.		6,987,500	445,638
Metropolitan Bank & Trust Co.		883,857	617,600
Philippine Long Distance Telephone Co.		42,690	1,156,664
PUREGOLD Price Club, Inc.		499,100	487,449
Robinsons Land Corp.		1,020,251	320,685
SM Investments Corp.		118,680	2,167,934
SM Prime Holdings, Inc.		4,977,900	3,053,886
Universal Robina Corp.		434,120	1,084,679

TOTAL PHILIPPINES			23,209,246

Poland - 0.7%
Bank Polska Kasa Opieki SA		90,453	1,221,545
Bank Zachodni WBK SA (a)		17,607	707,035
BRE Bank SA		7,289	364,708
CD Projekt RED SA (a)		33,150	3,558,092
Cyfrowy Polsat SA		141,787	1,053,934
Dino Polska SA (a)(c)		24,189	1,342,057
Grupa Lotos SA		45,582	590,868
KGHM Polska Miedz SA (Bearer) (a)		69,007	2,322,435
LPP SA (a)		636	1,171,693
Orange Polska SA (a)		324,076	608,721
Polish Oil & Gas Co. SA		856,517	1,170,426
Polska Grupa Energetyczna SA (a)		415,331	734,330
Polski Koncern Naftowy Orlen SA		147,595	2,099,633
Powszechna Kasa Oszczednosci Bank SA		430,990	2,502,846
Powszechny Zaklad Ubezpieczen SA		297,629	2,147,179

TOTAL POLAND			21,595,502

Qatar - 0.8%
Barwa Real Estate Co. (a)		939,260	816,467
Industries Qatar QSC (a)		894,687	1,921,574
Masraf al Rayan (a)		1,811,253	1,958,999
Mesaieed Petrochemical Holding Co. (a)		2,164,764	1,239,641
Ooredoo Qsc (a)		395,885	728,489
Qatar Electricity & Water Co. (a)		265,736	1,233,435
Qatar Fuel Co. (a)		240,312	1,062,627
Qatar International Islamic Bank QSC (a)		365,101	823,257
Qatar Islamic Bank (a)		570,328	2,521,912
Qatar National Bank SAQ (a)		2,229,456	11,021,754
The Commercial Bank of Qatar (a)		976,115	1,107,211

TOTAL QATAR			24,435,366

Russia - 2.7%
Alrosa Co. Ltd.		1,274,383	1,172,906
Gazprom OAO		4,067,566	10,003,782
Gazprom OAO sponsored ADR (Reg. S)		884,412	4,287,629
Inter Rao Ues JSC		18,101,744	1,408,117
Lukoil PJSC		180,854	12,418,364
Lukoil PJSC sponsored ADR		23,592	1,606,615
Magnit OJSC GDR (Reg. S)		176,186	2,612,838
Magnitogorsk Iron & Steel Works PJSC		1,111,400	598,377
MMC Norilsk Nickel PJSC		24,918	6,599,438
MMC Norilsk Nickel PJSC sponsored ADR		61,229	1,608,486
Mobile TeleSystems OJSC sponsored ADR		223,131	1,976,941
Moscow Exchange MICEX-RTS OAO		675,401	1,210,480
NOVATEK OAO GDR (Reg. S)		44,918	6,584,979
Novolipetsk Steel OJSC		556,742	1,091,130
Novolipetsk Steel OJSC GDR (Reg. S)		3,783	73,920
PhosAgro OJSC GDR (Reg. S)		67,274	795,179
Polyus PJSC		16,146	3,688,976
Polyus PJSC unit		817	93,547
Rosneft Oil Co. OJSC		425,344	2,043,050
Rosneft Oil Co. OJSC GDR (Reg. S)		150,200	711,648
Sberbank of Russia		5,319,216	15,927,259
Severstal PAO		77,864	953,629
Severstal PAO GDR (Reg. S)		26,165	319,475
Surgutneftegas OJSC		2,641,649	1,322,248
Surgutneftegas OJSC sponsored ADR		72,295	356,704
Tatneft PAO		582,357	4,321,776
Tatneft PAO sponsored ADR		19,233	858,176
VTB Bank OJSC		1,422,625,800	738,339
VTB Bank OJSC sponsored GDR (Reg. S)		99,110	98,119

TOTAL RUSSIA			85,482,127

Saudi Arabia - 2.4%
Abdullah Al Othaim Markets Co.		21,810	688,541
Advanced Polypropylene Co.		52,121	715,719
Al Rajhi Bank		603,504	9,478,025
Alinma Bank		482,389	1,885,618
Almarai Co. Ltd.		123,178	1,760,436
Arab National Bank		295,586	1,529,002
Bank Al-Jazira		197,162	629,800
Bank Albilad		180,924	1,134,634
Banque Saudi Fransi		290,867	2,338,321
Bupa Arabia for Cooperative Insurance Co.		29,545	940,612
Dar Al Arkan Real Estate Development Co. (a)		259,374	502,095
Emaar The Economic City (a)		187,696	355,333
Etihad Etisalat Co. (a)		186,538	1,360,339
Jarir Marketing Co.		28,872	1,163,995
National Commercial Bank		724,173	7,009,247
National Industrialization Co. (a)		160,224	440,889
Rabigh Refining & Petrochemical Co. (a)		108,130	367,891
Riyad Bank		665,057	3,003,964
SABIC		443,303	10,508,116
Sahara International Petrochemical Co.		176,342	684,604
Samba Financial Group		482,802	3,321,323
Saudi Airlines Catering Co.		19,689	432,062
Saudi Arabian Fertilizers Co.		100,519	2,090,572
Saudi Arabian Mining Co. (a)		212,136	2,044,773
Saudi Arabian Oil Co.		591,767	5,206,994
Saudi Cement Co.		36,523	545,352
Saudi Electricity Co.		410,748	1,717,291
Saudi Industrial Investment Group		108,381	528,265
Saudi Kayan Petrochemical Co. (a)		361,185	782,966
Saudi Telecom Co.		295,758	7,665,230
The Co. for Cooperative Insurance (a)		30,113	654,386
The Saudi British Bank		354,262	2,289,705
The Savola Group		128,895	1,598,128
Yanbu National Petrochemical Co.		124,595	1,720,889

TOTAL SAUDI ARABIA			77,095,117

Singapore - 0.0%
BOC Aviation Ltd. Class A (c)		102,400	591,915
South Africa - 3.5%
Absa Group Ltd.		354,845	1,645,754
Anglo American Platinum Ltd.		26,575	2,027,466
AngloGold Ashanti Ltd.		204,825	6,682,192
Aspen Pharmacare Holdings Ltd. (a)		191,072	1,480,399
Bidcorp Ltd.		165,332	2,714,951
Bidvest Group Ltd.		142,444	1,099,303
Capitec Bank Holdings Ltd.		22,776	1,178,016
Clicks Group Ltd.		124,013	1,656,070
Discovery Ltd.		194,485	1,260,974
Exxaro Resources Ltd.		123,890	973,726
FirstRand Ltd.		2,397,542	5,444,831
Gold Fields Ltd.		435,071	5,753,427
Growthpoint Properties Ltd.		1,488,039	1,156,916
Impala Platinum Holdings Ltd.		393,577	3,473,954
Kumba Iron Ore Ltd.		31,750	1,021,572
Life Healthcare Group Holdings Ltd.		683,801	694,852
MMI Holdings Ltd.		478,403	462,905
Mr Price Group Ltd.		126,151	934,966
MTN Group Ltd.		835,608	2,890,990
MultiChoice Group Ltd.		217,840	1,345,112
Naspers Ltd. Class N		219,022	39,851,325
Nedbank Group Ltd.		183,548	1,127,246
Northam Platinum Ltd. (a)		175,794	1,378,379
Old Mutual Ltd.		2,320,274	1,556,917
Pick 'n Pay Stores Ltd.		170,259	448,612
PSG Group Ltd.		85,698	773,519
Rand Merchant Insurance Holdings Ltd.		376,748	701,096
Remgro Ltd.		260,497	1,408,570
RMB Holdings Ltd.		564,193	44,888
Sanlam Ltd.		923,142	3,266,901
Sasol Ltd. (a)		277,475	2,211,521
Shoprite Holdings Ltd.		247,721	1,515,419
Sibanye Stillwater Ltd. (a)		1,119,932	3,168,056
Spar Group Ltd.		94,985	916,857
Standard Bank Group Ltd.		638,114	4,054,439
Steinhoff Africa Retail Ltd. (c)		426,535	251,024
Tiger Brands Ltd.		79,398	819,027
Vodacom Group Ltd.		316,983	2,381,580
Woolworths Holdings Ltd.		489,886	909,343

TOTAL SOUTH AFRICA			110,683,095

Taiwan - 12.4%
Accton Technology Corp.		247,000	1,930,608
Acer, Inc.		1,434,994	992,112
Advantech Co. Ltd.		189,681	1,996,166
ASE Technology Holding Co. Ltd.		1,598,927	4,086,990
Asia Cement Corp.		1,074,153	1,461,495
ASUSTeK Computer, Inc.		348,000	2,565,970
AU Optronics Corp.		4,264,000	1,449,215
Catcher Technology Co. Ltd.		341,000	2,508,548
Cathay Financial Holding Co. Ltd.		3,892,832	5,250,192
Chang Hwa Commercial Bank		2,458,913	1,591,150
Cheng Shin Rubber Industry Co. Ltd.		876,937	1,013,964
Chicony Electronics Co. Ltd.		288,766	854,634
China Airlines Ltd.		1,283,043	349,142
China Development Finance Holding Corp.		6,264,800	1,843,467
China Life Insurance Co. Ltd.		1,319,278	912,109
China Steel Corp.		5,813,204	3,920,082
Chinatrust Financial Holding Co. Ltd.		8,646,826	5,713,113
Chunghwa Telecom Co. Ltd.		1,874,000	6,987,287
Compal Electronics, Inc.		2,061,000	1,309,095
Delta Electronics, Inc.		959,381	6,534,848
E.SUN Financial Holdings Co. Ltd.		5,562,881	5,134,326
ECLAT Textile Co. Ltd.		94,613	1,114,914
EVA Airways Corp.		1,145,850	423,420
Evergreen Marine Corp. (Taiwan) (a)		1,184,908	443,907
Far Eastern Textile Ltd.		1,451,705	1,265,706
Far EasTone Telecommunications Co. Ltd.		791,000	1,699,888
Feng Tay Enterprise Co. Ltd.		163,072	974,700
First Financial Holding Co. Ltd.		4,913,617	3,949,369
Formosa Chemicals & Fibre Corp.		1,730,760	3,972,932
Formosa Petrochemical Corp.		564,000	1,565,493
Formosa Plastics Corp.		1,880,520	5,027,615
Formosa Taffeta Co. Ltd.		372,000	382,617
Foxconn Technology Co. Ltd.		450,587	831,749
Fubon Financial Holding Co. Ltd.		3,277,334	4,660,060
Giant Manufacturing Co. Ltd.		148,000	1,555,003
GlobalWafers Co. Ltd.		108,000	1,550,371
Highwealth Construction Corp.		345,000	502,895
HIWIN Technologies Corp.		121,857	1,282,399
Hon Hai Precision Industry Co. Ltd. (Foxconn)		6,144,869	16,407,524
Hotai Motor Co. Ltd.		148,000	3,377,154
Hua Nan Financial Holdings Co. Ltd.		3,899,082	2,669,149
Innolux Corp.		4,063,347	1,148,620
Inventec Corp.		1,236,865	1,053,117
Largan Precision Co. Ltd.		49,000	6,383,250
Lite-On Technology Corp.		1,041,279	1,758,989
MediaTek, Inc.		744,292	17,769,522
Mega Financial Holding Co. Ltd.		5,360,413	5,905,911
Micro-Star International Co. Ltd.		333,000	1,480,025
Nan Ya Plastics Corp.		2,538,860	5,283,167
Nanya Technology Corp.		605,000	1,248,655
Nien Made Enterprise Co. Ltd.		79,000	866,358
Novatek Microelectronics Corp.		285,000	2,814,863
Pegatron Corp.		964,000	2,025,707
Phison Electronics Corp.		73,000	732,188
Pou Chen Corp.		1,160,000	1,048,907
Powertech Technology, Inc.		364,000	1,217,383
President Chain Store Corp.		282,000	2,689,190
Quanta Computer, Inc.		1,427,000	3,975,499
Realtek Semiconductor Corp.		237,401	3,027,950
Ruentex Development Co. Ltd.		271,480	469,695
Shin Kong Financial Holding Co. Ltd.		5,404,094	1,566,271
Sinopac Holdings Co.		4,996,591	1,812,332
Standard Foods Corp.		202,812	423,417
Synnex Technology International Corp.		657,500	980,809
Taishin Financial Holdings Co. Ltd.		4,728,162	2,149,750
Taiwan Business Bank		2,763,714	950,668
Taiwan Cement Corp.		2,283,667	3,499,932
Taiwan Cooperative Financial Holding Co. Ltd.		4,465,362	3,254,504
Taiwan High Speed Rail Corp.		968,000	1,097,827
Taiwan Mobile Co. Ltd.		814,900	2,914,124
Taiwan Semiconductor Manufacturing Co. Ltd.		12,133,000	176,172,934
Tatung Co. Ltd. (a)		341,000	185,818
The Shanghai Commercial & Savings Bank Ltd.		1,654,246	2,385,986
Unified-President Enterprises Corp.		2,378,983	5,793,110
United Microelectronics Corp.		5,483,000	4,148,175
Vanguard International Semiconductor Corp.		444,000	1,439,575
Walsin Technology Corp.		155,000	926,453
Win Semiconductors Corp.		167,000	1,802,977
Winbond Electronics Corp.		1,466,000	654,063
Wistron Corp.		1,400,008	1,644,993
Wiwynn Corp.		38,756	1,034,831
WPG Holding Co. Ltd.		784,200	1,065,649
Yageo Corp.		182,085	2,412,338
Yuanta Financial Holding Co. Ltd.		4,594,952	2,816,877

TOTAL TAIWAN			394,093,787

Thailand - 2.0%
Advanced Info Service PCL (For. Reg.)		570,400	3,383,264
Airports of Thailand PCL (For. Reg.)		2,183,000	3,604,505
Asset World Corp. PCL		3,160,200	407,310
B. Grimm Power PCL		465,300	730,994
Bangkok Bank PCL (For. Reg.)		236,400	754,146
Bangkok Commercial Asset Management PCL		877,100	691,781
Bangkok Dusit Medical Services PCL (For. Reg.)		4,720,300	3,344,618
Bangkok Expressway and Metro PCL		3,955,100	1,122,239
Berli Jucker PCL (For. Reg)		597,100	708,326
BTS Group Holdings PCL (For. Reg.)		3,801,300	1,279,694
Bumrungrad Hospital PCL (For. Reg.)		207,400	761,375
C.P. ALL PCL (For. Reg.)		2,801,100	6,129,371
Central Pattana PCL (For. Reg.)		1,107,500	1,713,269
Central Retail Corp. PCL		950,516	899,013
Charoen Pokphand Foods PCL (For. Reg.)		1,903,420	2,059,648
Electricity Generating PCL (For. Reg.)		143,400	1,089,638
Energy Absolute PCL		739,800	1,120,729
Global Power Synergy Public Co. Ltd.		325,000	713,770
Gulf Energy Development PCL		964,800	1,043,988
Home Product Center PCL (For. Reg.)		3,042,806	1,521,891
Indorama Ventures PCL (For. Reg.)		988,000	791,920
Intouch Holdings PCL (For. Reg.)		1,091,500	1,985,977
IRPC PCL (For. Reg.)		5,489,500	447,045
Kasikornbank PCL (For. Reg.)		871,100	2,276,199
Krung Thai Bank PCL (For. Reg.)		1,814,270	572,958
Krungthai Card PCL (For. Reg.)		383,300	377,893
Land & House PCL (For. Reg.)		4,701,100	1,115,362
Minor International PCL:
warrants 9/30/21 (a)		54,189	1,720
(For. Reg.)		1,490,040	869,469
Muangthai Leasing PCL		351,700	563,803
Osotspa PCL		442,600	603,094
PTT Exploration and Production PCL (For. Reg.)		676,039	1,972,413
PTT Global Chemical PCL (For. Reg.)		1,107,139	1,668,340
PTT PCL (For. Reg.)		5,583,400	6,981,488
Ratchaburi Electric Generating Holding PCL (For. Reg.)		351,300	672,978
Siam Cement PCL (For. Reg.)		396,250	4,853,078
Siam Commercial Bank PCL (For. Reg.)		408,900	878,368
Srisawad Corp. PCL		363,200	558,948
Thai Oil PCL (For. Reg.)		553,500	745,335
Thai Union Frozen Products PCL (For. Reg.)		1,583,720	680,406
TMB Bank PCL (For. Reg.)		11,938,896	363,641
Total Access Communication PCL (For. Reg.)		266,900	314,478
True Corp. PCL (For. Reg.)		5,183,419	558,393

TOTAL THAILAND			62,932,875

Turkey - 0.4%
Akbank TAS (a)		1,535,078	1,150,266
Anadolu Efes Biracilik Ve Malt Sanayii A/S		101,240	280,281
Aselsan A/S		168,408	849,144
Bim Birlesik Magazalar A/S JSC		224,513	2,293,930
Eregli Demir ve Celik Fabrikalari T.A.S.		689,686	753,497
Ford Otomotiv Sanayi A/S		34,574	410,359
Haci Omer Sabanci Holding A/S		452,337	542,054
Koc Holding A/S		375,041	867,212
TAV Havalimanlari Holding A/S		88,508	210,101
Tupras Turkiye Petrol Rafinerileri A/S (a)		61,719	728,572
Turk Hava Yollari AO (a)		271,776	415,456
Turkcell Iletisim Hizmet A/S		544,277	1,156,579
Turkiye Garanti Bankasi A/S (a)		1,136,356	1,140,743
Turkiye Is Bankasi A/S Series C (a)		776,378	532,906
Yapi ve Kredi Bankasi A/S (a)		1,455,235	445,331

TOTAL TURKEY			11,776,431

United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC (d)		1,370,240	1,872,672
Aldar Properties PJSC (a)		1,897,435	893,664
Dubai Islamic Bank Pakistan Ltd. (a)		891,027	914,521
Emaar Malls Group PJSC (a)		1,278,919	463,080
Emaar Properties PJSC (a)		1,727,220	1,208,487
Emirates NBD Bank PJSC		622,549	1,498,260
Emirates Telecommunications Corp.		857,341	3,883,902
National Bank of Abu Dhabi PJSC (a)		1,344,539	3,997,214

TOTAL UNITED ARAB EMIRATES			14,731,800

United States of America - 0.3%
Southern Copper Corp.		41,913	1,832,017
Yum China Holdings, Inc. (b)		175,876	9,011,886

TOTAL UNITED STATES OF AMERICA			10,843,903

TOTAL COMMON STOCKS
(Cost $2,596,409,549)			3,018,000,062

Nonconvertible Preferred Stocks - 2.3%
Brazil - 1.4%
Banco Bradesco SA (PN)		2,186,532	9,405,791
Braskem SA (PN-A)		93,400	408,224
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		116,606	859,476
Companhia Energetica de Minas Gerais (CEMIG) (PN)		454,333	1,045,134
Companhia Paranaense de Energia-Copel (PN-B)		50,600	643,879
Gerdau SA		536,000	1,792,986
Itau Unibanco Holding SA		2,386,731	12,302,997
Itausa-Investimentos Itau SA (PN)		2,167,428	4,433,286
Lojas Americanas SA (PN)		451,566	2,951,836
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		2,224,700	9,467,625
Telefonica Brasil SA		220,800	2,228,507

TOTAL BRAZIL			45,539,741

Chile - 0.1%
Embotelladora Andina SA Class B		174,086	436,905
Sociedad Quimica y Minera de Chile SA (PN-B)		54,921	1,672,165

TOTAL CHILE			2,109,070

Colombia - 0.1%
Bancolombia SA (PN)		178,835	1,269,523
Korea (South) - 0.6%
AMOREPACIFIC Corp.		4,460	229,366
Hyundai Motor Co.		9,534	550,103
Hyundai Motor Co. Series 2		19,511	1,129,029
LG Chemical Ltd.		2,384	530,283
LG Household & Health Care Ltd.		981	585,716
Samsung Electronics Co. Ltd.		403,424	16,698,851

TOTAL KOREA (SOUTH)			19,723,348

Russia - 0.1%
Surgutneftegas OJSC		3,600,040	1,816,870
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $83,582,411)			70,458,552
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	48,977

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (Cost $309,889)(e)		310,000	309,923
		Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.14% (f)		41,731,912	41,744,431
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)		28,345,112	28,347,947
TOTAL MONEY MARKET FUNDS
(Cost $70,090,956)			70,092,378
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $2,750,445,714)			3,158,909,892
NET OTHER ASSETS (LIABILITIES) - 0.4%(h)			14,154,437
NET ASSETS - 100%			$3,173,064,329

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,604	Sept. 2020	$85,757,860	$3,311,116	$3,311,116

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,203,428 or 2.6% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $309,923.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statement are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $7,354,543 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$436,499
Fidelity Securities Lending Cash Central Fund	293,812
Total	$730,311

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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